SEMIANNUAL REPORT                                            DECEMBER 31, 2002

                            [GOLDEN GATE FUND LOGO]
              A Mutual Fund Investing in Great Bay Area Companies

Dear Fellow Shareholders:

  Thank you for investing in the Golden Gate Fund. 2002 was another challenging year for domestic equities including those with headquarters in the San Francisco Bay Area. We were pleased our Fund outperformed the S&P 500, the NASDAQ Composite and the Bloomberg San Francisco Index (our benchmark) during the last year. We attribute this relative success to our careful security selection and investment style. Nonetheless, we are determined to add value to our shareholders and continue to position the Fund in companies we believe offer attractive long-term returns.

  The success of the Fund is also driven by my management team. As the President and Portfolio Manager, I work closely with our analysts Justin Burt and Richard Cheever. I am pleased to announce Justin and Richard were each awarded the Chartered Financial Analyst designation in September. We are a committed team devoted to managing your Fund to the best of our abilities.

  The coming year brings additional uncertainty to the stock market and our Fund. I am pleased each of our holdings is profitable and compelling relative to current stock prices. We also anticipate higher earnings in 2003 for our holdings. We cannot predict how the economy or other international events affecting the market will unfold, but are bullish on the prospects for our diversified portfolio.

  Contact us anytime.

Regards,

/s/ Bruce Raabe

Bruce Raabe, CFA
President

                             www.GoldenGateFund.com
                           Toll free: (877) 785-5443

                             GOLDEN GATE FUND, INC.

                        TOP TWENTY COMMON STOCK HOLDINGS

   1. Oracle Corp.                        11. Catellus Development Corp.
   2. Hewlett-Packard Co.                 12. Chiron Corp.
   3. Golden West Financial Corp.         13. Building Materials Holding Corp.
   4. The Cooper Companies, Inc.          14. Copart, Inc.
   5. Wells Fargo & Co.                   15. Simpson Manufacturing Co., Inc.
   6. The PMI Group, Inc.                 16. Cisco Systems Inc.
   7. The Robert Mondavi Corp.            17. Calpine Corp.
   8. ChevronTexaco Corp.                 18. Macrovision Corp.
   9. McKesson Corp.                      19. UCBH Holdings, Inc.
  10. Safeway Inc.                        20. Bio-Rad Laboratories, Inc.

                                INDUSTRY GROUPS

                    FINANCIAL SERVICES               (15.3%)
                    SOFTWARE                         (10.9%)
                    CONSTRUCTION                      (9.4%)
                    MEDICAL PRODUCTS                  (7.5%)
                    BEVERAGES                         (7.2%)
                    COMPUTERS                         (4.9%)
                    INSURANCE                         (4.4%)
                    OIL & GAS PRODUCERS               (4.1%)
                    COMMERCIAL SERVICES               (4.1%)
                    FOOD-RETAIL                       (4.0%)
                    REAL ESTATE                       (3.9%)
                    BIOTECHNOLOGY                     (3.9%)
                    AUTOMOTIVE SERVICES               (3.7%)
                    NETWORKING                        (3.4%)
                    UTILITIES                         (3.4%)
                    SEMICONDUCTORS                    (2.8%)
                    CASH                              (4.5%)
                    RETAIL                            (2.6%)

                             GOLDEN GATE FUND, INC.
                            STATEMENT OF NET ASSETS
                         December 31, 2002 (Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                                                  COST         VALUE
---------                                                 ----         -----
COMMON STOCKS - 95.5% (A)<F2>

             AUTOMOTIVE SERVICES - 3.7%
   6,000     Copart, Inc.*<F1>                         $  120,269   $   71,040

             BEVERAGES - 7.2%
   2,700     The Robert
               Mondavi Corp.*<F1>                          93,779       83,700
   3,900     Peet's Coffee
               & Tea Inc.*<F1>                             54,533       55,107
                                                       ----------   ----------
                                                          148,312      138,807

             BIOTECHNOLOGY - 3.9%
   2,000     Chiron Corp.*<F1>                             97,659       75,200

             COMMERCIAL SERVICES - 4.1%
   2,950     McKesson Corp.                                96,770       79,738

             COMPUTERS - 4.9%
   5,500     Hewlett-Packard Co.                          175,731       95,480

             CONSTRUCTION - 9.4%
   5,000     Building Materials
               Holding Corp.                               72,150       71,500
   2,800     Granite
               Construction Inc.                           69,860       43,400
   2,000     Simpson Manufacturing
               Co., Inc.*<F1>                              63,489       65,800
                                                       ----------   ----------
                                                          205,499      180,700

             FINANCIAL SERVICES - 15.3%
   1,300     Golden West
               Financial Corp.                             76,735       93,353
   5,000     The Charles
               Schwab Corp.                                57,840       54,250
   1,500     UCBH Holdings, Inc.                           60,020       63,675
   1,800     Wells Fargo & Co.                             78,793       84,366
                                                       ----------   ----------
                                                          273,388      295,644

             FOOD-RETAIL - 4.0%
   3,300     Safeway Inc.*<F1>                            135,983       77,088

             INSURANCE - 4.4%
   2,800     The PMI Group, Inc.                           95,541       84,112

             MEDICAL PRODUCTS - 7.5%
   1,500     Bio-Rad
               Laboratories, Inc.*<F1>                     60,420       58,050
   3,500     The Cooper
               Companies, Inc.                             80,694       87,570
                                                       ----------   ----------
                                                          141,114      145,620

             NETWORKING PRODUCTS - 3.4%
   5,000     Cisco Systems Inc.*<F1>                       75,823       65,500

             OIL & GAS PRODUCERS - 4.1%
   1,200     ChevronTexaco Corp.                           98,886       79,776

             REAL ESTATE - 3.9%
   3,800     Catellus Development
               Corp.*<F1>                                  64,426       75,430

             RETAIL - 2.6%
   1,200     Ross Stores, Inc.                             48,562       50,868

             SEMICONDUCTORS - 2.8%
   3,500     Intel Corp.                                   89,935       54,495

             SOFTWARE - 10.9%
   3,500     Autodesk, Inc.                                55,027       50,050
   4,000     Macrovision Corp.*<F1>                        61,673       64,160
   9,000     Oracle Corp.*<F1>                            105,334       97,200
                                                       ----------   ----------
                                                          222,034      211,410

             UTILITIES - 3.4%
  20,000     Calpine Corp.*<F1>                           141,874       65,200
                                                       ----------   ----------
             Total common stocks                        2,231,806    1,846,108

SHORT-TERM INVESTMENTS - 4.4% (A)<F2>

             VARIABLE RATE DEMAND NOTE
 $84,457     U.S. Bank, N.A.                               84,457       84,457
                                                       ----------   ----------
             Total short-term
               investments                                 84,457       84,457
                                                       ----------   ----------
             Total investments                         $2,316,263    1,930,565
                                                       ----------
                                                       ----------
             Cash and receivables,
               less liabilities  0.1% (A)<F2>                            1,912
                                                                    ----------
             NET ASSETS                                             $1,932,477
                                                                    ----------
                                                                    ----------
             Net Asset Value Per Share
             ($0.0001 par value 1,000,000,000
             shares authorized), offering
             and redemption price
             ($1,932,477 / 228,160
             shares outstanding)                                    $     8.47
                                                                    ----------
                                                                    ----------

  *<F1>   Non-income producing security.
(a)<F2>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2002 (Unaudited)

INCOME:
     Dividends                                                       $   5,928
     Interest                                                              379
                                                                     ---------
          Total Income                                                   6,307
                                                                     ---------

EXPENSES:
     Transfer agent fees                                                17,888
     Professional fees                                                  15,223
     Administrative services                                            10,000
     Management fees                                                     9,511
     Printing and postage expense                                        4,746
     Distribution fees                                                   2,378
     Insurance                                                           1,975
     Custodian fees                                                      1,907
     Board of Directors fees                                             1,000
     Registration fees                                                      50
     Other expenses                                                        953
                                                                     ---------
          Total expenses before reimbursement                           65,631
     Less expenses assumed by adviser                                  (47,133)
                                                                     ---------
          Net expenses                                                  18,498
                                                                     ---------
NET INVESTMENT LOSS                                                    (12,191)
                                                                     ---------
NET REALIZED LOSS ON INVESTMENTS                                      (358,534)
CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                       193,376
                                                                     ---------
NET LOSS ON INVESTMENTS                                               (165,158)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(177,349)
                                                                     ---------
                                                                     ---------

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ending December 31, 2002 (Unaudited) and for the Year Ended June
                                    30, 2002

                                                                            DECEMBER 31, 2002     JUNE 30, 2002
                                                                            -----------------     -------------
OPERATIONS:
     Net investment loss                                                        $  (12,191)         $  (27,909)
     Net realized loss on investments                                             (358,534)           (318,210)
     Change in unrealized appreciation (depreciation) on investments               193,376            (257,197)
                                                                                ----------          ----------
          Net decrease in net assets resulting from operations                    (177,349)           (603,316)
                                                                                ----------          ----------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (13,232 and 37,412 shares, respectively)          110,400             370,070
     Cost of shares redeemed (20,227 and 9,079 shares, respectively)              (168,173)            (96,890)
                                                                                ----------          ----------
          Net (decrease) increase in net assets derived
            from Fund share activities                                             (57,773)            273,180
                                                                                ----------          ----------
          TOTAL DECREASE                                                          (235,122)           (330,136)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                        2,167,599           2,497,735
                                                                                ----------          ----------
NET ASSETS AT THE END OF THE PERIOD                                             $1,932,477          $2,167,599
                                                                                ----------          ----------
                                                                                ----------          ----------

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                           FOR THE PERIOD ENDING
                                                             DECEMBER 31, 2002            YEARS ENDED JUNE 30,
                                                                (UNAUDITED)             2002             2001+<F3>
                                                             -----------------         ------            ---------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                               $ 9.22              $12.08              $15.00

Income from investment operations:
     Net investment loss (a)<F6>                                    (0.05)              (0.12)              (0.13)
     Net realized and unrealized loss on investments                (0.70)              (2.74)              (2.79)
                                                                   ------              ------              ------
Total from investment operations                                    (0.75)              (2.86)              (2.92)

Less distributions:
     Dividend from net investment income                               --                  --                  --
     Distribution from net realized gains                              --                  --                  --
                                                                   ------              ------              ------
Total from distributions                                               --                  --                  --
                                                                   ------              ------              ------
Net asset value, end of period                                     $ 8.47              $ 9.22              $12.08
                                                                   ------              ------              ------
                                                                   ------              ------              ------

TOTAL INVESTMENT RETURN                                              (8.1%)*<F4>        (23.7%)             (19.5%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                              1,932               2,168               2,498
Ratio of expenses (after reimbursement)
  to average net assets (b)<F7>                                      1.95%**<F5>         1.95%               1.95%
Ratio of net investment loss
  to average net assets (c)<F8>                                     (1.28%)**<F5>       (1.18%)             (1.02%)
Portfolio turnover rate                                             18.86%             114.76%              89.26%

  +<F3>   Commencement of operations July 1, 2000.
  *<F4>   Not Annualized.
 **<F5>   Annualized.
(a)<F6> Net investment loss per share is calculated using average shares outstanding.
(b)<F7> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 6.90%, 4.33% and 4.90%, respectively for the period ending December 31, 2002 and for the years ended June 30, 2002 and 2001.
(c)<F8> If the Fund had paid all of its expenses, the ratios would have been (6.23%), (3.56%) and (3.97%), respectively for the period ending December 31, 2002 and for the years ended June 30, 2002 and 2001.

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2002 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Golden Gate Fund, Inc. (the "Fund"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of Maryland on April 25, 2000. The investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks of United States companies headquartered in the greater San Francisco Bay Area.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on the sale of securities are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and the Fund does not anticipate nonperformance by these counterparties.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Collins & Company LLC (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% of the daily net assets of the Fund.

     The Adviser has reimbursed the Fund for expenses over 1.95% of the average daily net assets of the Fund. These reimbursements amounted to $47,133 for the period ending December 31, 2002.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI") with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of the daily net assets up to and including $30,000,000 and 0.1% of the daily net assets of the Fund in excess of $30,000,000, subject to a fiscal year minimum of twenty thousand dollars.

     The Fund has entered into a Service and Distribution Plan (the "Plan"), pursuant to 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

     During the period ending December 31, 2002, the Adviser received $1,992 from the Fund for brokerage fees on the execution of purchases and sales of portfolio securities.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 2002, purchases and proceeds of sales of investment securities (excluding short-term investments) were $353,155 and $472,491, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2002, liabilities of the Fund included the following:

     Payable to Adviser for management fees and prepaid expenses        $1,374
     Other liabilities                                                   2,219

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2002, the sources of net assets were as follows:

     Fund shares issued and outstanding                             $3,096,980
     Net unrealized depreciation on investments                       (385,698)
     Accumulated net realized loss on investments                     (778,805)
                                                                    ----------
                                                                    $1,932,477
                                                                    ----------
                                                                    ----------

(7)  INCOME TAX INFORMATION --

     The following information for the Fund is presented on an income tax basis as of June 30, 2002:

                           GROSS                GROSS              NET UNREALIZED        DISTRIBUTABLE         DISTRIBUTABLE
       COST OF           UNREALIZED           UNREALIZED            DEPRECIATION            ORDINARY             LONG-TERM
     INVESTMENTS        APPRECIATION         DEPRECIATION          ON INVESTMENTS            INCOME            CAPITAL GAINS
     -----------        ------------         ------------          --------------         ------------         -------------
      $2,857,481          $96,395             ($784,673)             ($688,278)               $ --                  $ --

     The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended June 30, 2002, capital loss carryovers (expiring in varying amounts through 2010) as of June 30, 2002, and tax basis post-October losses as of June 30, 2002, which are not recognized for tax purposes until the first day of the following fiscal year are:

       ORDINARY          LONG-TERM          NET CAPITAL
        INCOME         CAPITAL GAINS            LOSS          POST-OCTOBER
     DISTRIBUTIONS     DISTRIBUTIONS         CARRYOVERS          LOSSES
     -------------     -------------         ----------       ------------
         $ --               $ --              $154,608          $156,459

     The Fund utilized $96,537 of post-October losses from the prior year to offset current year net capital gains.

     For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended June 30, 2002 which is designated as qualifying for the dividends received deduction is 0%.

                             GOLDEN GATE FUND, INC.
                             DIRECTORS AND OFFICERS

                                                                                                      Numbers
                                                                                                      of Portfolios
                                                                                                      in the Fund    Other
                                                Term of          Principal                            Complex        Directorships
                                Position(s)     Office and       Occupation(s)                        Overseen       Held by
                                Held with       Length of        During Past                          by Director    Director
Name, Address and Age           Corporation     Time Served      Five Years                           or Officer     or Officer
---------------------           -----------     -----------      -------------                        -------------  -------------
"DISINTERESTED PERSONS" OF THE FUND
Thomas M. Comparet              Director        Indefinite,      Self-employed attorney.                   1         None
962 Hilgard, #203                               until successor
Los Angeles, CA 90024                           elected;
Age: 69                                         2 years

David C. Cuneo                  Director        Indefinite,      Vice President of Calegari &              1         None
c/o Calegari & Morris                           until successor  Morris, an accounting firm.
354 Pine Street                                 elected;
3rd Floor                                       2 years
San Francisco, CA 94104
Age: 43

Judd C. Iversen                 Director        Indefinite,      Program Director and                      1         None
c/o University of San Francisco                 until successor  Administrator, University of
2130 Fulton Street                              elected;         San Francisco
San Francisco, CA 94117                         2 years
Age: 58

Melinda Van der Reis            Director        Indefinite,      Manager of Recruitment and                1         None
c/o Townsend and Townsend                       until successor  Professional Development,
and Crew LLP                                    elected;         Townsend and Townsend and
Two Embarcadero Center,                         2 years          Crew LLP since August, 2000;
8th Floor                                                        Recruiting Director, Kelly
San Francisco, CA 94111                                          Law Registry until August, 2000
Age: 33

"INTERESTED PERSONS" OF THE FUND

Johanna L. Longfellow*<F9>      Director        Indefinite,      Office Manager and Executive              1         None
c/o Collins & Company, LLC                      until successor  Secretary of Collins &
100 Larkspur Landing Circle                     elected          Company, LLC
Suite 102                       Treasurer       One year term
Larkspur, CA 94939                              2 years
Age: 67

Bruce J. Raabe*<F9>             Director        Indefinite,      Senior Portfolio Manager,                 1         None
c/o Collins & Company, LLC                      until successor  Compliance Officer and Chief
100 Larkspur Landing Circle                     elected          Investment Officer of Collins
Suite 102                       President       One year term    & Company, LLC
Larkspur, CA 94939                              2 years
Age: 37

John T. Burke*<F9>              Secretary       One year term    Portfolio Assistant, Collins &            1         None
c/o Collins & Company, LLC                      1 year           Company, LLC, since
100 Larkspur Landing Circle                                      September, 2000; employee of
Suite 102                                                        Wheelworks Bicycle Corp.
Larkspur, CA 94939                                               until September, 2000.
Age: 31

Justin D. Burt*<F9>             Vice            One year term    Portfolio Assistant, Collins &            1         None
c/o Collins & Company, LLC      President       2 years          Company, LLC, since March
100 Larkspur Landing Circle                                      1999; Investment Specialist,
Suite 102                                                        Fidelity Investments October,
Larkspur, CA 94939                                               1997 to March, 1999.
Age: 28

Camille F. Wildes*<F9>          Vice President  One year term    Vice President of Fiduciary               1         None
c/o Fiduciary Management, Inc.  of Compliance   2 years          Management,Inc.
225 East Mason Street
Milwaukee, WI  53202
Age: 50

*<F9> Ms. Longfellow and Messrs. Raabe, Burke and Burt are "interested persons" of the Fund because they are officers of the Fund and Collins & Company, LLC. Ms. Wildes is an "interested person" of the Fund because she is an officer of the Fund.

                    U.S. BANK INSTITUTIONAL TRUST & CUSTODY
                                   Custodian

                        U.S. BANCORP FUND SERVICES, LLC
                  Transfer Agent and Dividend Disbursing Agent

                             COLLINS & COMPANY, LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                            [GOLDEN GATE FUND LOGO]

                             GOLDEN GATE FUND, INC.
                     100 Larkspur Landing Circle, Suite 102
                           Larkspur, California 94939
               Local: (415) 925-4010    Toll free: (877) 785-5443
                             www.GoldenGateFund.com

This material is appropriate for use by prospective investors only when accompanied or preceded by the Fund's current prospectus, which contains more complete information, including fees and expenses. Please read it carefully before investing. Past performance is no guarantee of future results. The value of securities will fluctuate so that when redeemed, shares may be worth more or less than their original cost.